DEPOSITS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2023
DEPOSITS AND OBLIGATIONS [Abstract]
DEPOSITS AND OBLIGATIONS
13	DEPOSITS AND OBLIGATIONS

a)	This item consists of the following:

	2023	2022
	S/(000)	S/(000)

Saving deposits	52,375,813	54,769,045
Demand deposits	48,229,323	48,467,248
Time deposits (c)	41,290,011	37,478,269
Severance indemnity deposits	3,185,603	3,824,629
Bank’s negotiable certificates	1,194,653	1,418,740
Total	146,275,403	145,957,931
Interest payable	1,429,591	1,062,856
Total	147,704,994	147,020,787

The Group has established a policy to remunerate demand deposits and savings accounts according to a growing interest rate scale, based on the average balance maintained in those accounts; on the other hand, according to its policy, balances that are lower than a specified amount for each type of account do not bear interest. Also, time deposits earn interest at market rates.

Interest rates are determined by the Group considering the interest rates prevailing in the market in which each of the Group’s subsidiaries operates.

b)	The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2023	2022
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	37,627,288	39,370,497
In other countries	4,607,210	3,975,654
	42,234,498	43,346,151

Interest-bearing -
In Peru	94,452,833	92,276,991
In other countries	9,588,072	10,334,789
	104,040,905	102,611,780
Total	146,275,403	145,957,931

c)	The balance of time deposits classified by maturity is as follows:

	2023	2022
	S/(000)	S/(000)

Up to 3 months	23,975,997	17,201,364
From 3 months to 1 year	11,420,212	12,688,483
From 1 to 3 years	2,472,740	4,144,424
From 3 to 5 years	327,136	502,291
More than 5 years	3,093,926	2,941,707
Total	41,290,011	37,478,269

In Management’s opinion the Group’s deposits and obligations are diversified with no significant concentrations as of December 31, 2023, and 2022.

As of  December 31, 2023 and 2022, the balance of deposits and obligations, guaranteed by the Peruvian “Fondo de Seguro de Depositos” (Deposit Insurance Fund) amounts to approximately S/51,875.6 million and S/52,745.2 million, respectively. At said dates, maximum amount of coverage per depositor recognized by “Fondo de Seguro de Depositos” totaled S/123,810.0 and S/125,603.0, respectively.

As of December 31, 2023 and 2022, the balance of deposits and obligations of Banco de Crédito Bolivia guaranteed by the “Fondo de Protección al Ahorrista” (FPAH, for its Spanish acronym) of Bolivia, amounts to Bs 1,409.9 million Bolivianos (equivalent to S/762.3 million) and Bs 1,369.4 million Bolivianos (equivalent to S/762.1 million), respectively. At said dates, maximum amount of coverage per depositor recognized by “FPAH” totaled Bs 90,240.3 Bolivianos and Bs 96,359.0 Bolivianos (equivalent to S/48,790.4 and S/53,627.0, respectively).

As of December 31, 2023 and 2022, the balance of deposits and obligations of MiBanco Colombia guaranteed by the “Fondo de Garantía de las Instituciones Financieras” (FOGAFÍN, for its Spanish acronym) of Colombia, amounts to $53,049.4 million Colombian pesos (equivalent to S/50.8 million) and $61,349.2 million Colombian pesos (equivalent to S/48.2 million), respectively. At said dates, maximum amount of coverage per depositor recognized by “FOGAFÍN” totaled $50,000,000.0 Colombian pesos (equivalent to S/47,850.0 and S/39,300.0, respectively).